Description of the Plan - Additional Information (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Description of eligible to participate in the plan	Prior to January 1, 2026, all full-time and part-time employees of the Company who have completed 60 days of continuous service and are age 18 or older are eligible to participate. Effective January 1, 2026, all full-time and part-time employees who have attained the age of 18 are eligible to participate in the Plan on the first day of the month immediately following their date of hire or attainment of age 18.
Defer compensation	$ 23,500	$ 23,000
Employee benefit plan, participant contribution, pretax, maximum compensation percentage	3.00%
Employee benefit plan participant contribution annual automatic increase in deferral rate	1.00%
Employee benefit plan, pension plan description	For Pension Plan participants whose combined age plus years of service as of January 1, 2018 totaled less than 55, each participant’s accrued benefits were frozen as of January 1, 2018; for such Pension Plan participants, the Company provides an enhanced contribution to the Plan in the amount of 2%, 4% or 6% of the Plan participant’s eligible compensation, based on the Plan participant’s current age and years of service to the Company. The Company provides a basic contribution equal to 2% of the participant's eligible compensation for employees hired or rehired after June 30, 2017 and employees not eligible for the pension plan or enhanced contribution.
Employee benefit plans vested percentage	100.00%
Forfeited amounts available for reducing future employer contributions and Plan expenses	$ 241,417	74,899
Forfeitures amounts used to reduce employer contributions and Plan expenses	322,487	$ 589,084
Employee benefit plan, note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, of thr account balance, percentage	50.00%
Employee benefit plan, note receivable from participant, account, maximum borrowing, amount	$ 50,000
Employee benefit plan notes receivable from participants interest rate terms	The loans are collateralized by the balance in the participant's account and are to bear interest at the prime rate as reported in the Wall Street Journal plus 1% or such other rate determined by the Plan Administrator on a uniform and consistent basis.
Employee benefit plan participant age for to meet minimum distribution requirements	73 years
Employee benefit plan payment of benefits description	Distributions are automatically in the form of a lump sum payment for vested participant account balances of $7,000 or less after April 1, 2024 or $5,000 or less prior to April 1, 2024. Required minimum distributions are made to participants who have retired and who have attained aged 73 in the absence of other distribution elections that meet the minimum distribution requirements.
First 1% of Compensation Deferred by a Participant
EBP, Description of Plan [Line Items]
Safe harbor matching percentage	100.00%
Percentage of compensation deferred	1.00%
Next 5% of Eligible Compensation Deferred
EBP, Description of Plan [Line Items]
Safe harbor matching percentage	50.00%
Percentage of compensation deferred	5.00%
Less After April 1, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan distributions automatically in form of lump sum payment for vested participant account balance	$ 7,000
Less Prior to April 1, 2024
EBP, Description of Plan [Line Items]
Employee benefit plan distributions automatically in form of lump sum payment for vested participant account balance	$ 5,000
Minimum
EBP, Description of Plan [Line Items]
Notes Receivables from participants interest rate	4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan participant contribution, automatic, deferral rate	6.00%
Notes Receivables from participants interest rate	9.50%	9.50%
Attained Age 50 | Maximum
EBP, Description of Plan [Line Items]
Additional catch up contribution provisions	$ 7,500	$ 7,500
Attained Age of 60 through 63 | Maximum
EBP, Description of Plan [Line Items]
Catch-up contributions	$ 11,250